Summary of Significant Accounting Policies (Details) ¥ in Thousands, impression in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) impression	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($) impression	Jan. 01, 2021 CNY (¥)	Jan. 01, 2020 CNY (¥)
Financial position of the VIE
Total assets	¥ 62,287,541		¥ 58,940,814		$ 9,774,275
Current liabilities:
Total current liabilities	(25,771,017)		(26,568,948)		(4,044,036)
Total liabilities	(28,459,225)		(29,555,025)		(4,465,875)
Results of operation of the VIE
Net revenues	117,059,678	$ 18,369,218	101,858,489	¥ 92,994,418
Total operating expenses	(18,448,714)	(2,895,007)	(16,133,077)	(16,552,267)
Net (loss) Income	(4,692,874)	(736,414)	(5,919,356)	(3,986,433)
Net cash provided by operating activities	6,744,644	1,058,382	11,820,444	12,290,183
Net cash (used in) provided by investing activities	(2,326,489)	(365,076)	(6,695,043)	(8,240,560)
Net cash used in financing activities	(58,788)	$ (9,225)	(20,839)	(6,256,700)
Accounts receivable, net
Goodwill impairment loss	0		0	278,263
Operating Lease Right Of Use Asset	1,148,322		1,580,763		$ 180,197
Operating Lease Liability	1,237,472
Deferred income	¥ 2,369,400		1,949,000
Period of unconditional right of return	7 days	7 days
Amount of unfulfilled performance obligations	¥ 1,618,800		1,380,000
Amount of contract assets balance	294,251		213,591
Retained Earnings (Accumulated Deficit)	2,369,400		1,949,000
Net revenues	¥ 117,059,678	$ 18,369,218	¥ 101,858,489	92,994,418
Number of impressions used as a basis | impression	1,000				1,000
Contract with customer, refund liability	¥ 369,900					¥ 272,000
ASU 2016-02
Accounts receivable, net
Operating Lease Right Of Use Asset	451,390
Operating Lease Liability	¥ 451,390
Logistic Business [Member]
Accounts receivable, net
Goodwill impairment loss				¥ 278,263
Maximum
Accounts receivable, net
Extension of loan period	24 months	24 months
Minimum
Accounts receivable, net
Extension of loan period	3 months	3 months
Minimum | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Accounts receivable, net
Concentration risk, percentage	10.00%	10.00%	10.00%	10.00%
Minimum | Purchase Benchmark [Member] | Supplier Concentration Risk [Member] | No Supplier [Member]
Accounts receivable, net
Concentration risk, percentage	10.00%	10.00%	10.00%	10.00%
Service [Member]
Results of operation of the VIE
Net revenues	¥ 3,960,000		¥ 4,710,000	¥ 4,190,000
Accounts receivable, net
Net revenues	3,960,000		4,710,000	4,190,000
Lease [Member]
Results of operation of the VIE
Net revenues	1,090,000		79,200	445,000
Accounts receivable, net
Net revenues	1,090,000		79,200	445,000
Reward Points [Member]
Accounts receivable, net
Amount of unfulfilled performance obligations	380,700		297,000
Cumulative Effect, Period of Adoption, Adjustment [Member]
Accounts receivable, net
Deferred income							¥ 90,770
Retained Earnings (Accumulated Deficit)							¥ 90,770
Consolidated VIEs and VIEs subsidiaries
Financial position of the VIE
Total assets	5,758,094		4,792,049
Current liabilities:
Total current liabilities	(3,368,308)		(3,335,367)
Total liabilities	(3,397,698)		(3,371,662)
Results of operation of the VIE
Net revenues	3,001,552		2,320,227	3,613,683
Total operating expenses	(1,369,792)		(658,336)	(6,095,095)
Net (loss) Income	1,145,331		1,663,675	(2,206,270)
Net cash provided by operating activities	1,110,253		1,900,300	4,807,929
Net cash (used in) provided by investing activities	(329,498)		1,243,614	(2,206,121)
Net cash used in financing activities	(7,374)		0	(13,125)
Accounts receivable, net
Net revenues	¥ 3,001,552		¥ 2,320,227	¥ 3,613,683
Vipshop E-Commerce | Mr. Shen
Principles of consolidation
Equity interest (as a percent)	66.67%				66.67%
Vipshop E-Commerce | Mr. Arthur Xiaobo Hong
Principles of consolidation
Equity interest (as a percent)	33.33%				33.33%